INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
We measure all equity investments that do not result in consolidation and are not accounted for under the equity method at fair value, with the change in fair value included in net income. We use quoted market prices to determine the fair values of equity securities with readily determinable fair values. For equity securities without readily determinable fair values, we have elected the measurement alternative under which we measure these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Management assesses each of these investments on an individual basis.
Our investments in debt securities are carried at either amortized cost or fair value. The cost basis is determined by the specific identification method. Investments in debt securities that the Company has the positive intent and ability to hold to maturity are carried at amortized cost and classified as held-to-maturity. Investments in debt securities that are not classified as held-to-maturity are carried at fair value and classified as either trading or available-for-sale. Realized and unrealized gains and losses on trading debt securities as well as realized gains and losses on available-for-sale debt securities are included in net income. Unrealized gains and losses, net of tax, on available-for-sale debt securities are included in our consolidated balance sheet as a component of AOCI, except for the changes in fair values attributable to the currency risk being hedged, if applicable, which are included in net income. Refer to Note 5 for additional information related to the Company’s fair value hedges of available-for-sale debt securities.
Equity securities with readily determinable fair values that are not accounted for under the equity method and debt securities classified as trading are not assessed for impairment, since they are carried at fair value with the change in fair value included in net income. Equity method investments, equity securities without readily determinable fair values and debt securities classified as available-for-sale or held-to-maturity are reviewed each reporting period to determine whether a significant event or change in circumstances has occurred that may have an adverse effect on the fair value of each investment. When such events or changes occur, we evaluate the fair value compared to our cost basis in the investment. We also perform this evaluation every reporting period for each investment for which our cost basis has exceeded the fair value. The fair values of most of our Company’s investments in publicly traded companies are readily available based on quoted market prices. For investments in nonpublicly traded companies, management’s assessment of fair value is based on various valuation methodologies, including discounted cash flows, estimates of sales proceeds, and appraisals, as appropriate. We consider the assumptions that we believe a market participant would use in evaluating estimated future cash flows when employing the discounted cash flow or estimates of sales proceeds valuation methodologies. The ability to accurately predict future cash flows, especially in emerging and developing markets, may impact the determination of fair value. In the event the fair value of an investment declines below our cost basis, management is required to determine if the decline in fair value is other than temporary. If management determines the decline is other than temporary, an impairment charge is recorded. Management’s assessment as to the nature of a decline in fair value is based on, among other things, the length of time and the extent to which the market value has been less than our cost basis; the financial condition and near-term prospects of the issuer; and our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value.
Equity Securities
The carrying values of our equity securities were included in the following line items in our consolidated balance sheets (in millions):

	Fair Value with Changes Recognized in Income	Measurement Alternative — No Readily Determinable Fair Value
December 31, 2024
Marketable securities	$418	$—
Other noncurrent assets	1,616	40
Total equity securities	$2,034	$40
December 31, 2023
Marketable securities	$345	$—
Other noncurrent assets	1,661	42
Total equity securities	$2,006	$42
The calculation of net unrealized gains and losses recognized during the year related to equity securities still held at the end of the year is as follows (in millions):

Year Ended December 31,	2024	2023
Net gains (losses) recognized during the year related to equity securities	$323	$371
Less: Net gains (losses) recognized during the year related to equity securities sold during the year	106	52
Net unrealized gains (losses) recognized during the year related to equity securities still held at the end of the year	$217	$319
Debt Securities
Our debt securities consisted of the following (in millions):

		Gross Unrealized		Estimated Fair Value
	Cost	Gains	Losses
December 31, 2024
Trading securities	$45	$1	$(1)	$45
Available-for-sale securities	1,728	21	(118)	1,631
Total debt securities	$1,773	$22	$(119)	$1,676
December 31, 2023
Trading securities	$43	$—	$(2)	$41
Available-for-sale securities	1,136	26	(28)	1,134
Total debt securities	$1,179	$26	$(30)	$1,175
The carrying values of our debt securities were included in the following line items in our consolidated balance sheets (in millions):

	December 31, 2024		December 31, 2023
	Trading Securities	Available-for-Sale Securities	Trading Securities	Available-for-Sale Securities
Marketable securities	$45	$1,260	$41	$914
Other noncurrent assets	—	371	—	220
Total debt securities	$45	$1,631	$41	$1,134
The contractual maturities of these available-for-sale debt securities as of December 31, 2024 were as follows (in millions):

	Cost	Estimated Fair Value
Within 1 year	$299	$296
After 1 year through 5 years	1,217	1,132
After 5 years through 10 years	35	42
After 10 years	177	161
Total	$1,728	$1,631
The Company expects that actual maturities may differ from the contractual maturities above because borrowers have the right to call or prepay certain obligations.
The sale and/or maturity of available-for-sale debt securities resulted in the following realized activity (in millions):

Year Ended December 31,	2024	2023	2022
Gross gains	$14	$3	$5
Gross losses	(12)	(10)	(136)
Proceeds	709	361	1,498
Captive Insurance Companies
In accordance with local insurance regulations, our consolidated captive insurance companies are required to meet and maintain minimum solvency capital requirements. The Company elected to invest a majority of its solvency capital in a portfolio of marketable equity and debt securities. These securities are included in the disclosures above. The Company uses one of our consolidated captive insurance companies to reinsure group annuity insurance contracts that cover the obligations of certain of our European and Canadian pension plans. This captive’s solvency capital funds included total equity and debt securities of $1,883 million and $1,643 million as of December 31, 2024 and 2023, respectively, which were classified in the line item other noncurrent assets in our consolidated balance sheets because the assets were not available to satisfy our current obligations.